                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-43321

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 25                                 [X]

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6441

     Amendment No. 26                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
             (Exact Name of Registrant as Specified in Charter)

          4500 MAIN STREET, KANSAS CITY, MO              64111
--------------------------------------------------------------------------------
        (Address of Principal Executive Offices)       (Zip Code)

Registrant's Telephone Number, including Area Code:    (816) 531-5575
                                                    ----------------------------

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: May 1, 2007

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2007 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN CENTURY INVESTMENTS
Prospectus

May 1, 2007

International Bond Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[blank page]

     [GRAPHIC OF TRIANGLE]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
     INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests all of its assets in high-quality debt securities, at least 80%
of which are issued by foreign corporations and governments. The advisor expects the fund's dollar-weighted average maturity to range from two to 10 years.

The fund's primary investment risks include

*  FOREIGN SECURITIES RISK - Foreign securities have certain unique risks, such as currency risk, political and economic risk, and foreign market and trading risk.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's debt securities will decline. The opposite is true when interest rates decline.

*  NONDIVERSIFICATION - The fund is classified as NONDIVERSIFIED. This gives the portfolio managers the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

     [GRAPHIC OF TRIANGLE]

     A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN A
     SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money be investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page 6.

     [GRAPHIC OF TRIANGLE]

     AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR
     GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER
     GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

INVESTOR CLASS

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                HIGHEST                        LOWEST
--------------------------------------------------------------------------------
International Bond              14.36% (2Q 2002)               -6.79% (1Q 1997)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. Additional tables show the average annual total returns of the fund's other share classes calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on
Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

The J.P. Morgan Global Traded Government Bond Index (JPM GTGBI) is a
market-capitalization weighted index consisting of regularly traded, fixed-rate government bonds from certain developed foreign countries in North America,
Europe, Asia, and Australia. Since January 1998, the fund benchmark has been the
JPM GTGBI with the U.S. excluded and Japan weighted at 15%. Prior to January
1998, the fund benchmark was the J.P. Morgan ECU-Weighted European Index.

------
3

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                              8.25%     10.72%     4.86%
Return After Taxes on Distributions              7.39%     9.26%      3.71%
Return After Taxes on Distributions
   and Sale of Fund Shares                       5.37%     8.47%      3.51%
Fund Benchmark(1)                                9.68%     12.01%     5.83%
   (reflects no deduction for
    fees, expenses or taxes)
J.P. Morgan Global Traded                        5.94%     8.31%      5.32%
Government Bond Index
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  FROM DECEMBER 31, 1991 TO DECEMBER 31, 1997, THE BENCHMARK WAS THE
     J.P. MORGAN ECU-WEIGHTED EUROPEAN INDEX. SINCE JANUARY 1, 1998, THE
     BENCHMARK HAS BEEN THE J.P. MORGAN GLOBAL TRADED GOVERNMENT BOND INDEX
     (EXCLUDING THE U.S. AND WITH JAPAN WEIGHTED AT 15%).

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                8.43%       5.96%
Fund Benchmark(2)                                  9.68%       6.93%(3)
   (reflects no deduction for
   fees, expenses or taxes)
J.P. Morgan Global Traded
Government Bond Index
   (reflects no deduction for
   fees, expenses or taxes)                        5.94%       4.48%(3)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS OF THE FUND IS AUGUST
     2, 2004. ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW
     RETURNS FOR LIFE OF CLASS.

(2)  THE FUND BENCHMARK IS THE J.P. MORGAN GLOBAL TRADED GOVERNMENT BOND
     INDEX (EXCLUDING THE U.S. AND WITH JAPAN WEIGHTED AT 15%).

(3)  FROM JULY 31, 2004, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006  1 YEAR  5 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                            8.03%   10.47%   4.67%
Fund Benchmark(2)                              9.68%   12.01%   5.88%(3)
   (reflects no deduction for
   fees, expenses or taxes)
J.P. Morgan Global Traded
Government Bond Index
   (reflects no deduction for
   fees, expenses or taxes)                    5.94%   8.31%    4.63%(3)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS OF THE FUND IS OCTOBER 27,
     1998. ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW
     RETURNS FOR LIFE OF CLASS.

(2)  THE FUND BENCHMARK IS THE J.P. MORGAN GLOBAL TRADED GOVERNMENT BOND
     INDEX (EXCLUDING THE U.S. AND WITH JAPAN WEIGHTED AT 15%).

(3)  FROM OCTOBER 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, including yields, please call us or visit
americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
  Maximum Account Maintenance Fee                                         $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                 DISTRIBUTION                  TOTAL ANNUAL
                    MANAGEMENT   AND SERVICE      OTHER        FUND OPERATING
                    FEE(1)       (12B-1) FEES(2)  EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------

Investor Class      0.81%        None             0.01%        0.82%
--------------------------------------------------------------------------------
Institutional
Class               0.61%        None             0.01%        0.62%
--------------------------------------------------------------------------------
Advisor Class       0.56%        0.50%            0.01%        1.07%

--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.
     FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The Investment
     Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. IN
     ADDITION, HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Multiple
     Class Information AND Service, Distribution and Administrative Fees,
     PAGE 23.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class           $84           $261           $454           $1,010
--------------------------------------------------------------------------------
Institutional Class      $63           $198           $345           $773
--------------------------------------------------------------------------------
Advisor Class            $109          $339           $588           $1,300
--------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests all of its assets in HIGH-QUALITY DEBT SECURITIES, at least 80%
of which are non-dollar-denominated foreign government and foreign corporate debt securities. The fund may change this 80% policy only upon 60 days' prior written notice to shareholders.

     [GRAPHIC OF TRIANGLE]

     HIGH-QUALITY DEBT SECURITIES ARE FIXED-INCOME INVESTMENTS, SUCH AS NOTES,
     BONDS, COMMERCIAL PAPER AND DEBENTURES, THAT HAVE BEEN RATED BY AN
     INDEPENDENT RATING AGENCY IN ITS TOP TWO CREDIT QUALITY CATEGORIES OR
     DETERMINED BY THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE DETAILS
     OF THE FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
     ADDITIONAL INFORMATION.

The portfolio manager, who is responsible for selecting the fund's investments, determines whether to buy and sell securities for the fund by using a combination of fundamental research and bond and currency valuation models.

*  ECONOMIC/POLITICAL FUNDAMENTALS. The portfolio manager evaluates each country's economic climate and political discipline for controlling deficits and inflation.

*  EXPECTED RETURN. Using economic forecasts, the portfolio manager projects the expected return for each country.

*  RELATIVE VALUE. By contrasting expected risks and returns for investments in each country, the portfolio manager selects those countries expected to produce the best return at reasonable risk.

Generally, the fund will purchase only bonds denominated in foreign currencies.
Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the fund limits its use of hedging strategies that may minimize the effect of currency fluctuations. The fund may hedge up to 25% of its total assets into U.S. dollars when the portfolio manager considers the dollar to be attractive relative to foreign currencies.

The fund also may invest in futures contracts and foreign currency exchange contracts, provided that such investments are in keeping with the fund's investment objective.

The weighted average maturity of the fund is expected to be between two and 10 years.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks are summarized below.

*  CURRENCY RISK. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S.
   dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S.
   dollar.

*  POLITICAL AND ECONOMIC RISK. The fund invests in foreign debt securities, which are generally riskier than U.S. debt securities. As a result, the fund is subject to foreign political and economic risk not associated with U.S.
   investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

*  FOREIGN MARKET AND TRADING RISK. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

*  AVAILABILITY OF INFORMATION. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund is classified as nondiversified. This means that the fund's portfolio manager may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio manager decides which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio manager calculates the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how the portfolio manager would calculate the weighted average maturity for a fund that owned only two debt securities.

                     AMOUNT OF          PERCENT OF      REMAINING      WEIGHTED
                     SECURITY OWNED     PORTFOLIO       MATURITY       MATURITY
--------------------------------------------------------------------------------
Debt Security A      $100,000           25%             4 years        1 year
--------------------------------------------------------------------------------
Debt Security B      $300,000           75%             12 years       9 years
--------------------------------------------------------------------------------
Weighted
Average Maturity                                                       10 years
--------------------------------------------------------------------------------

------
8

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The portfolio manager does not invest solely on the basis of a debt security's credit rating; he also considers other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate. The advisor has hired J.P. Morgan Investment Management, Inc.
(JPMIM) to make the day-to-day investment decisions for the fund. JPMIM performs this function under the supervision of the fund's Board of Trustees. JPMIM and its predecessor companies have managed investments for clients for over eighty years. JPMIM is headquartered at 245 Park Avenue, New York, New York 10167.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee")
and (ii) the assets of all funds in the American Century family of funds (the
"Complex Fee"). The statement of additional information contains detailed information about the calculation of the fund's management fee.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE FISCAL     INVESTOR     INSTITUTIONAL     ADVISOR
YEAR ENDED DECEMBER 31, 2006          CLASS        CLASS             CLASS
--------------------------------------------------------------------------------
International Bond                    0.81%        0.61%             0.56%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory contract with the advisor is available in the fund's report to shareholders dated June 30, 2006.

------
10

THE PORTFOLIO MANAGER

JPMIM employs a portfolio manager to manage the fund. The portfolio manager regularly reviews portfolio holdings and buys and sells securities for the fund as he sees fit, guided by the fund's investment objective and strategy.

The portfolio manager who is primarily responsible for the day-to-day management of the fund is identified below.

JON B. JONSSON

Mr. Jonsson, Vice President and Head of Global Short Duration and London Broad
Market Portfolio Management, has been a member of the team since August 2006. He joined J.P. Morgan in 1998 and became a portfolio manager in 2001. He has a bachelor's degree in applied mathematics from the University of Iceland and a master's degree with specialization in financial engineering from New York
University's Stern School of Business.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

------
11

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [GRAPHIC OF TRIANGLE]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
     ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
     (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
     AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
     BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
     ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
     SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
12

WAYS TO MANAGE YOUR ACCOUNT

ONLINE

americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m., Monday -
  Friday

BY TELEPHONE

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
13

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

     [GRAPHIC OF TRIANGLE]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
     INSURANCE COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
14

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts
and/or fee-based accounts                                             No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     [GRAPHIC OF TRIANGLE]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have

------
15

cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within
15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that you may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor
Class shares have a unified management fee that is 0.20% higher than the
Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

------
16

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

------
17

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
18

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the fund's NAV as of the close of regular trading (usually 4 p.m. Eastern time) on the New York
Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.
A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

------
19

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

     [GRAPHIC OF TRIANGLE]

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all its income each year. These distributions may be paid quarterly, but may be paid less frequently.
Distributions from realized capital gains are paid twice a year, usually in
March and December. It may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
20

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [GRAPHIC OF TRIANGLE]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
     THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income          5%                    15%
--------------------------------------------------------------------------------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
21

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
22

MULTIPLE CLASS INFORMATION

American Century offers three classes of shares of the fund: Investor Class,
Institutional Class and Advisor Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 plan. Under the plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make Advisor Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the Advisor
Class will continue to make payments under the plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

------
24

INTERNATIONAL BOND FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31

----------------------------------------------------------------------------------------------
                                         2006        2005        2004(1)   2003(1)   2002
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $13.03      $14.76      $13.64    $12.19    $10.08
----------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income (Loss)(2)       0.34        0.30        0.36      0.37      0.36
--------------------------------------
   Net Realized and                      0.73        (1.49)      1.40      2.03      2.01
   Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------
   Total From Investment Operations      1.07        (1.19)      1.76      2.40      2.37
----------------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income            (0.31)      (0.41)      (0.59)    (0.85)    (0.26)
--------------------------------------
   From Net Realized Gains               (0.01)      (0.13)      (0.05)    (0.10)    -
----------------------------------------------------------------------------------------------
   Total Distributions                   (0.32)      (0.54)      (0.64)    (0.95)    (0.26)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $13.78      $13.03      $14.76    $13.64    $12.19
==============================================================================================
   TOTAL RETURN(3)                       8.25%       (8.23)%     13.10%    19.91%    23.53%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.82%       0.82%       0.83%     0.84%     0.85%
--------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                    2.51%       2.17%       2.60%     2.80%     3.28%
--------------------------------------
Portfolio Turnover Rate                  206%        226%        104%      112%      137%
--------------------------------------
Net Assets, End of Period
(in thousands)                           $1,317,505  $1,040,576  $976,828  $622,657  $315,491
----------------------------------------------------------------------------------------------

(1)  CERTAIN DISTRIBUTIONS IN 2004 AND 2003 WERE RECFIED BETWEEN NET
     INVESTMENT INCOME AND NET REALIZED GAINS TO CONFORM TO CURRENT YEAR
     PRESENTATION.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
25

INTERNATIONAL BOND FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                          2006          2005         2004(1)(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $13.04        $14.77       $13.37
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income (Loss)(3)        0.35          0.36          0.17
----------------------------------------
   Net Realized and                       0.74          (1.52)        1.84
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From Investment Operations       1.09          (1.16)        2.01
--------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income             (0.34)        (0.44)        (0.57)
----------------------------------------
   From Net Realized Gains                (0.01)        (0.13)        (0.04)
--------------------------------------------------------------------------------
   Total Distributions                    (0.35)        (0.57)        (0.61)
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $13.78        $13.04       $14.77
================================================================================
   TOTAL RETURN(4)                        8.43%         (7.98)%      15.25%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     0.62%         0.62%        0.63%(5)
----------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                     2.71%         2.37%        2.88%(5)
----------------------------------------
Portfolio Turnover Rate                   206%          226%         104%(6)
----------------------------------------
Net Assets, End of Period
(in thousands)                            $88,812       $6,329       $1,263
--------------------------------------------------------------------------------

(1)  AUGUST 2, 2004 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2004.

(2)  CERTAIN DISTRIBUTIONS IN 2004 WERE RECLASSIFIED BETWEEN NET INVESTMENT
     INCOME AND NET REALIZED GAINS TO CONFORM TO CURRENT YEAR PRESENTATION.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED DECEMBER 31, 2004.

------
26

INTERNATIONAL BOND FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31

-------------------------------------------------------------------------------------
                                         2006     2005     2004(1)  2003(1)  2002
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $13.01   $14.75   $13.62   $12.16   $10.03
-------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income (Loss)(2)       0.30     0.27     0.32     0.29     0.33
-------------------------------------
   Net Realized and                      0.74     (1.51)   1.42     2.08     2.00
   Unrealized Gain (Loss)
-------------------------------------------------------------------------------------
   Total From Investment Operations      1.04     (1.24)   1.74     2.37     2.33
-------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income            (0.27)   (0.37)   (0.56)   (0.81)   (0.20)
-------------------------------------
   From Net Realized Gains               (0.01)   (0.13)   (0.05)   (0.10)    -
-------------------------------------------------------------------------------------
   Total Distributions                   (0.28)   (0.50)   (0.61)   (0.91)   (0.20)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period           $13.77   $13.01   $14.75   $13.62   $12.16
=====================================================================================
   TOTAL RETURN(3)                       8.03%    (8.47)%  12.93%   19.60%   23.24%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.07%    1.07%    1.08%    1.09%    1.10%
-------------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                    2.26%    1.92%    2.35%    2.55%    3.03%
-------------------------------------
Portfolio Turnover Rate                  206%     226%     104%     112%     137%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $65,452  $61,663  $42,736  $21,137  $3,192
-------------------------------------------------------------------------------------

(1)  CERTAIN DISTRIBUTIONS IN 2004 AND 2003 WERE RECLASSIFIED BETWEEN NET
     INVESTMENT INCOME AND NET REALIZED GAINS TO CONFORM TO CURRENT YEAR
     PRESENTATION.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
27

NOTES

------
28

NOTES

------
29

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE       TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
International Bond
  Investor Class              992             BEGBX        IntlBnd
--------------------------------------------------------------------------------
  Institutional Class         392             AIDIX        IntlBnd
--------------------------------------------------------------------------------
  Advisor Class               792             AIBDX        IntlBnd
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6441

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                    Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors      Financial Professionals, Insurance Companies
P.O. Box 419200                     P.O. Box 419786
Kansas City, Missouri 64141-6200    Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575      1-800-345-6488

0705
SH-PRS-53333

May 1, 2007

AMERICAN CENTURY INVESTMENTS

STATEMENT OF ADDITIONAL INFORMATION

American Century International Bond Funds

International Bond Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S
PROSPECTUS, DATED MAY 1, 2007, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT
PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUND'S ANNUAL OR
SEMIANNUAL REPORT BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------

THE FUND'S HISTORY

American Century International Bond Funds is a registered open-end management investment company that was organized as a Massachusetts business trust in 1991 under the name Benham International Funds. In October 1996, it changed its name to American Century International Bond Funds. Throughout this statement of additional information we refer to American Century International Bond Funds as the trust.

The fund is a separate series of the trust and operates for many purposes as if it were an independent company.

The fund's ticker symbols and inception dates of each class of the fund are:

FUND/CLASS                           TICKER SYMBOL               INCEPTION DATE
--------------------------------------------------------------------------------
International Bond
  Investor Class                     BEGBX                       01/07/1992
--------------------------------------------------------------------------------
  Institutional Class                AIDIX                       08/02/2004
--------------------------------------------------------------------------------
  Advisor Class                      AIBDX                       10/27/1998
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND
RISKS, which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.

The fund is nondiversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies). Nondiversified means that a fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

The portfolio manager intends to keep the fund fully invested in foreign debt securities. Under normal market conditions, the fund will invest at least 65% of its total assets in bonds issued or guaranteed by foreign governments or their agencies and by foreign authorities, provinces and municipalities. The fund may invest up to 35% of its total assets in high-quality (i.e., rated "AA" or higher) foreign corporate debt securities.

The fund's investments may include but shall not be limited to: (1) debt obligations issued or guaranteed by (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions including a foreign state, province or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and
European Economic Community; (2) debt obligations of (a) foreign banks and bank holding companies, and (b) domestic

------

banks and corporations issued in foreign currencies; and (3) foreign corporate debt securities and commercial paper. All of these investments must satisfy the credit quality standards (i.e., "AA" or higher) established by the trustees of the fund.

The fund's credit quality requirements effectively limit the countries in which the fund may invest. As of the date of this statement of additional information, the fund expects to invest in the securities of issuers located in and governments of the following countries: Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Ireland, Italy, Japan, Liechtenstein,
Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, Taiwan and the United Kingdom. To limit the possibility that the fund will become unduly concentrated in Japan, the fund currently limits its investment in issuers located in Japan to no more than 25% of total assets.

Some securities will also have the country of issue reported as 'Supranational.'
These are organizations that cannot be aligned with one particular country, such as the International Finance Corporation or the European Development Bank.

For an explanation of the securities ratings referred to in the prospectus and this statement of additional information, see EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS on page 43.

CURRENCY MANAGEMENT

The rate of exchange between U.S. dollars and foreign currencies fluctuates, which results in gains and losses to the fund. Even if the fund's foreign security holdings perform well, an increase in the value of the dollar relative to the currencies in which portfolio securities are denominated can offset net investment income.

Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the fund's subadvisor, J.P. Morgan Investment Management
Inc. (JPMIM), limits its use of hedging strategies intended to minimize the effect of currency fluctuations. Although hedging strategies (if they are successful) reduce exchange rate risk, they also reduce the potential for share price appreciation when foreign currencies increase in value relative to the
U.S. dollar.

When the subadvisor considers the U.S. dollar to be attractive relative to foreign currencies, as much as 25% of the fund's total assets may be hedged into
U.S. dollars. For temporary defensive purposes and under extraordinary circumstances (such as significant political events), more than 25% of the fund's total assets may be hedged in this manner.

In managing the fund's currency exposure, the subadvisor will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or the forward market. Forward foreign currency exchange contracts (forward contracts)
are individually negotiated and privately traded between currency traders
(usually large commercial banks) and their customers. In most cases, no deposit requirements exist, and these contracts are traded at a net price without commission. Forward contracts involve an obligation to purchase or sell a specific currency at an agreed-upon price on a future date. Most contracts expire in less than one year. The fund also may use futures and options for currency management purposes. For more information on futures and options, please see FUTURES AND OPTIONS on page 6.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio manager can use in managing the fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to the fund's overall risk profile.

------

Foreign Currency Exchange Transactions

The fund expects to exchange dollars for the fund's underlying currencies, and vice versa, in the normal course of managing the fund's underlying investments.
The fund's subadvisor does not expect that the fund will hold currency that is not earning income on a regular basis, although the fund may do so temporarily when suitable investments are not available. The fund may purchase and sell currencies on a spot basis (i.e., for prompt delivery and settlement), or by entering into forward currency exchange contracts (also called forward contracts) or other contracts to purchase and sell currencies for settlement at a future date. The fund will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion; in addition, they realize a profit based on the difference (i.e., the spread)
between the prices at which they buy and sell various currencies in the spot and forward markets. Thus, a dealer may offer to sell a foreign currency to the fund at one rate and repurchase it at a lesser rate should the fund desire to resell the currency to the dealer.

The fund may use foreign currency forward contracts to increase exposure to a foreign currency, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation of liquid assets, marked to market daily. Forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the fund enters into the contract and are fixed for the term of the contract.
Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the fund may enter into forward contracts with deposit requirements or commissions.

At the maturity of a forward contract, the fund may complete the contract by paying for and receiving the underlying currency, or may seek to roll forward its contractual obligation by entering into an offsetting transaction with the same currency trader and paying or receiving the difference between the contractual exchange rate and the current exchange rate. The fund also may be able to enter into an offsetting contract prior to the maturity of the underlying contract. This practice is sometimes referred to as "cross hedging"
and may be employed if, for example, JPMIM believes that one foreign currency
(in which a portion of the fund's foreign currency holdings are denominated)
will change in value relative to the U.S. dollar differently than another foreign currency. There is no assurance that offsetting transactions, or new forward contracts, will always be available to the fund.

Investors should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Such contracts simply establish a rate of exchange that the fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency when used as a hedge against foreign currency declines, at the same time they tend to limit any potential gain that might result from the change in the value of such currency.

Because investments in, and redemptions from, the fund will be in U.S. dollars,
JPMIM expects that the fund's normal investment activity will involve a significant amount of currency exchange. For example, the fund may exchange its underlying foreign currencies for U.S. dollars in order to meet shareholder redemption requests or to pay expenses. These transactions may be executed in the spot or forward markets.

In addition, the fund may combine forward transactions in its underlying currency with investments in U.S. dollar-denominated instruments, in an attempt to construct an investment position whose overall performance will be similar to that of a security denominated in its underlying currency. If the amount of dollars to be exchanged is

------

properly matched with the anticipated value of the dollar-denominated securities, the fund should be able to lock in the foreign currency value of the securities, and the fund's overall investment return from the combined position should be similar to the return from purchasing a foreign currency-denominated instrument. This is sometimes referred to as a synthetic investment position or a position hedge.

The execution of a synthetic investment position may not be successful. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a dollar-denominated security is not exactly matched with the fund's obligation under the forward contract on the contract's maturity date, the fund may be exposed to some risk of loss from fluctuation of the dollar. Although JPMIM will attempt to hold such mismatchings to a minimum, there can be no assurance that
JPMIM will be successful in doing so.

Foreign Securities

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the fund may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments. Please see CURRENCY MANAGEMENT on page
3 for more information.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the fund may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the fund invests will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the fund are uninvested and no return is earned. The inability of the fund to make intended security purchases due to

------

clearance and settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Futures and Options

The fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge the fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio manager may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Morgan Stanley Capital International Europe, Australasia,
Far East Index (MSCI EAFE) and Morgan Stanley Capital International Emerging
Markets Free Index (MSCI EMF). The portfolio manager also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges.
Domestic futures exchanges and trading are regulated under the Commodity
Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S.
government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying

------

security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses.

At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Purchasing Put and Call Options

By purchasing a put option, the fund obtains the right (but not the obligation)
to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund also may terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall.
At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options

If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. However, if the secondary market is not liquid for a put option the fund has written, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, the writer also would likely profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

------

Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions

The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Over-the-Counter Options

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges)
generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio manager applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return.

The fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, the fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio manager will seek to minimize these risks by limiting the futures contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

------

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, the fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Correlation of Price Changes

Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices); this involves a risk that the futures position will not track the performance of the fund's other investments.

Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures and Options Contracts Relating to Foreign Currencies

The fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies.
The fund also may purchase and write currency options in connection with currency futures or forward contracts.

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in
U.S. dollars.

The uses and risks of currency futures are similar to those of futures relating to securities or indices, as described above. Currency futures values can be expected to correlate with exchange rates but may not reflect other factors that affect the value
------

of the fund's investments. A currency hedge, for example, should protect a
German-mark-denominated security from a decline in the German mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness.

Liquidity of Futures Contracts and Options

There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract was not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the fund's access to assets held to cover its future positions also could be impaired.

Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the U.S. and may not involve clearing mechanisms or guarantees similar to those available in the U.S. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, margin requirements and lesser trading volume.

Restrictions on the Use of Futures Contracts and Options

The fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, the fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Other Investment Companies

The fund may invest in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company

*  5% of the fund's total assets with respect to any one investment company
   and

*  10% of the fund's total assets in the aggregate.

A fund's investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are

------

a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Portfolio Lending

In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations; or

*  by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward the fund's 15% limit on illiquid securities.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
*  Commercial Paper;
*  Certificates of Deposit and Euro Dollar Certificates of Deposit;
*  Bankers' Acceptances;
*  Short-term notes, bonds, debentures or other debt instruments;
*  Repurchase agreements; and
*  Money market funds.

------

U.S. Government Securities

The fund may invest in U.S. government securities including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

Some U.S. government securities are supported by the direct full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the
Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and
others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

When-Issued and Forward Commitment Agreements

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

------

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time the fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the fund's assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The fund's fundamental investment policies are set forth below. These investment policies and the fund's investment objective set forth in its prospectus may not be changed without approval of a majority of the outstanding votes of shareholders of the fund, as determined in accordance with the Investment
Company Act.

SUBJECT        POLICY
--------------------------------------------------------------------------------
Senior         The fund may not issue senior securities, except as permitted
Securities     under the Securities Investment Company Act.
--------------------------------------------------------------------------------
Borrowing      The fund may not borrow money, except that the fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities
               (other than borrowings).
--------------------------------------------------------------------------------
Lending        The fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate    The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
               This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration  The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting   The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities    The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
               instruments provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control        The fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the fund may borrow money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans.
Interfund loans and borrowings normally extend only overnight but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments
(such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

------

For purposes of the investment policy relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT       POLICY
--------------------------------------------------------------------------------
Leveraging    The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity     The fund may not purchase any security or enter into a
              repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid
              securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or
              contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales   The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin        The fund may not purchase securities on margin, except to
              obtain such short-term credits as are necessary for the
              clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities
              on margin.
--------------------------------------------------------------------------------
Futures       The fund may enter into futures contracts and write and buy
and Options   put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with  A fund may invest a portion of its assets in the securities of
Limited       issuers with limited operating histories. An issuer is
Operating     considered to have a limited operating history if that issuer
Histories     has a record of less than three years of continuous operation.
              Periods of capital formation, incubation, consolidations, and research and development may be considered in determining
              whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the fund's ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the fund or its investment practices or policies.

------

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or Certificates of Deposit;

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities; and

*  money market funds.

To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

The portfolio turnover rate of the fund is listed in the FINANCIAL HIGHLIGHTS table in the prospectus.

The portfolio manager will sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

The portfolio manager intends to purchase a particular security whenever he believes it will contribute to the stated objective of the fund. In order to achieve the fund's investment objective, the portfolio manager may sell a given security, regardless of the length of time it has been held in the portfolio, and, regardless of the gain or loss realized on the sale. The manager may sell a portfolio security if he believes that the security is not fulfilling its purpose because, among other things, it did not live up to the manager's expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security's anticipated contribution to the fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when he determines that a change is required to pursue the fund's investment objective. As a result, the fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the manager's investment outlook.

TRANSACTIONS WITH SUBADVISOR AFFILIATES

As described in further detail under the section titled INVESTMENT ADVISOR, J.P.
Morgan Investment Management, Inc. (JPMIM) is the subadvisor to the fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor, a wholly owned subsidiary of J.P. Morgan Chase & Co. (J.P.
Morgan Chase) and a corporation organized under the laws of the State of
Delaware, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The subadvisor is located at 245 Park Avenue, New York, New
York 10167.

------

J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over
100 years and today, through JPMIM and its other subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan Guaranty], J. P. Morgan Securities
Inc., and J.P. Morgan Securities Ltd.), offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J.P. Morgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

The fund will not invest in securities issued or created by a Morgan affiliate.

Certain activities of Morgan affiliates may affect the fund's portfolio or the markets for securities in which the fund invests. In particular, activities of
Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund. Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S.
government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the fund, JPMIM will not discuss its investment decisions or positions with the personnel of any Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of
Morgan affiliates at the fund's expense.

------

MANAGEMENT

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS);
and the fund's transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

Interested Trustee
--------------------------------------------------------------------------------

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Advisory Board Member (since 2007) and President
(since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries. Managing Director, MORGAN STANLEY (March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 109
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

Independent Trustees
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Trustee (since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, REGIS
MANAGEMENT COMPANY, LLC (April 2004 to present); Partner and Founder, BAY
PARTNERS (Venture capital firm, 1976 to present); Partner and Founder, WARE &
FREIDENRICH (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, STANFORD LAW SCHOOL (1979 to present); Marc and Eva Stern
Professor of Law and Business, COLUMBIA UNIVERSITY SCHOOL OF LAW (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

------

KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: Trustee (since 2001)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, Co-Chief Executive
Officer and Chief Investment Officer, OFFIT HALL CAPITAL MANAGEMENT, LLC (April
2002 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Advisory Board Member (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, COMMERCE ONE, INC. (software and services provider)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, INTRAWARE, INC.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUNDS: Trustee (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, PLATINUM GROVE ASSET
MANAGEMENT, L.P. and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present);
Frank E. Buck Professor of Finance-Emeritus, STANFORD GRADUATE SCHOOL OF
BUSINESS (1996 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, DIMENSIONAL FUND ADVISORS
(investment advisor, 1982 to present); Director, CHICAGO MERCANTILE EXCHANGE
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2002)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, STANFORD
UNIVERSITY (1973 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, CADENCE DESIGN SYSTEMS (1992 to
present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Trustee (since 1984)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
WINDY HILL PRODUCTIONS, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice President,
ACS
--------------------------------------------------------------------------------
CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (November 2005
to present); General Counsel, ACC (March 2007 to present). Also serves as:
General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior
Vice President, ACIM, ACGIM and ACS.

------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); and Controller, various American Century funds (1997 to September
2006)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUNDS: Controller (since 1996)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the fund's advisor.

The board has the authority to manage the business of the fund on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the fund and may amend and repeal them to the extent that such bylaws do not reserve that right to the fund's investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the fund, to any committee of the board and to any agent or employee of the fund or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the fund made by the trustees in good faith shall be conclusive.

The Advisory Board

The fund also has an Advisory Board. Members of the Advisory Board, if any,
function like fund trustees in many respects, but do not possess voting power.
Advisory Board members attend all meetings of the Board of Trustees and the independent trustees and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Trustees.

------

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

--------------------------------------------------------------------------------

COMMITTEE: Audit and Compliance
MEMBERS: Jeanne D. Wohlers, Ronald J. Gilson, Peter F. Pervere(1)
FUNCTION: The Audit and Compliance Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent trustees, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4

--------------------------------------------------------------------------------
COMMITTEE: Corporate Governance
MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven
FUNCTION: The Corporate Governance Committee reviews board procedures and committee structures. It also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested trustees only) and shareholders.
Shareholders may submit trustee nominations to the Corporate Secretary, American
Century Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be forwarded to the committee for consideration. The committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 1
--------------------------------------------------------------------------------

COMMITTEE: Portfolio
MEMBERS: Myron S. Scholes, John Freidenrich, Kathryn A. Hall
FUNCTION: The Portfolio Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning the funds' investments.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Quality of Service
MEMBERS: John B. Shoven, Ronald J. Gilson
FUNCTION: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.
NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

(1)  ADVISORY BOARD MEMBER.

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held.
These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the fund for the periods indicated and by the investment companies served by the board to each trustee who is not an interested person as defined in the Investment Company
Act.

------

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                             TOTAL
                                                             COMPENSATION
                                TOTAL                        FROM THE
                                COMPENSATION                 AMERICAN CENTURY
NAME OF TRUSTEE                 FROM THE FUND(1)             FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Antonio Canova(3)               $5,212                       $40,917
--------------------------------------------------------------------------------
John Freidenrich                $12,105                      $100,250
--------------------------------------------------------------------------------
Ronald J. Gilson                $18,845                      $165,875
--------------------------------------------------------------------------------
Kathryn A. Hall                 $11,459                      $86,750
--------------------------------------------------------------------------------
Peter F. Pervere(4)             $475                         $9,500
--------------------------------------------------------------------------------
Myron S. Scholes                $12,261                      $104,000
--------------------------------------------------------------------------------
John B. Shoven                  $12,480                      $108,750
--------------------------------------------------------------------------------
Jeanne D. Wohlers               $11,823                      $94,583
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES FOR THE FISCAL YEAR ENDED
     DECEMBER 31, 2006, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR. GILSON,
     $165,875; MS. HALL, $86,750; MR. SCHOLES, $104,000; MR. SHOVEN, $108,750;
     AND MS. WOHLERS, $66,208.

(3)  MR. CANOVA RESIGNED FROM THE BOARD ON MAY 14, 2006.

(4)  MR. PERVERE JOINED THE TRUST'S ADVISORY BOARD ON DECEMBER 8, 2006.

The fund has adopted the American Century Mutual Funds' Independent Directors
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the fund.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. To date, the fund has voluntarily funded its obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

------

OWNERSHIP OF FUND SHARES

The trustees owned shares in the fund as of December 31, 2006, as shown in the table below.

                                   NAME OF TRUSTEES
--------------------------------------------------------------------------------
                                   JOHN             RONALD J.       KATHRYN A.
                                   FREIDENRICH      GILSON          HALL
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Fund:
   International Bond              A                B               A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in all
Registered Investment
Companies Overseen
by Trustees in Family
of Investment Companies            C                E               E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE
THAN $100,000

                                NAME OF TRUSTEES
--------------------------------------------------------------------------------
                                PETER F.     MYRON S.    JOHN B.     JEANNE D.
                                PERVERE(1)   SCHOLES     SHOVEN      WOHLERS
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Fund:
   International Bond           A            A           A           A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in all
Registered Investment
Companies Overseen
by Trustees in Family
of Investment Companies         A            E           E           E
--------------------------------------------------------------------------------

(1)  ADVISORY BOARD MEMBER.

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE
THAN $100,000

CODE OF ETHICS

The fund, its investment advisor, principal underwriter and subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the fund, and for the exclusive purpose of providing benefits to it. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The fund's Board of Trustees has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the fund. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards

------

   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the fund. To ensure that such a conflict of interest does not affect proxy votes cast for the fund, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the fund.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the "About Us" page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's Web site at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

------

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the fund's shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the fund's distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of March 12,
2007 are as follows:

*  Aetna, Inc.
*  American Fidelity Assurance Co.
*  AUL/American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Callan Associates, Inc.
*  Cambridge Financial Services, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  CRA RogersCasey, Inc.
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Evaluation Associates, LLC
*  Evergreen Investments
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC

------

*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hammond Associates, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Life Insurance Company & Annuity Co.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Jeffrey Slocum & Associates, Inc.
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  Liberty Life Insurance Company
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Keegan & Co., Inc.
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  National Life Insurance Company
*  Nationwide Financial
*  New England Pension Consultants
*  Northwestern Mutual Life Insurance Co.
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  Rocaton Investment Advisors, LLC
*  S&P Financial Communications
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

------

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the fund and the fund's advisor must have access to some or all of the fund's portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds.
These service providers include the fund's custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the fund's
Board of Trustees exercises oversight of disclosure of the fund's portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------

THE FUND'S PRINCIPAL SHAREHOLDERS

As of April 3, 2007, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the fund:

                                               PERCENTAGE OF       PERCENTAGE OF
                                               OUTSTANDING         OUTSTANDING
                                               SHARES OWNED        SHARES OWNED
FUND/CLASS  SHAREHOLDER                        OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
International Bond
--------------------------------------------------------------------------------
    Investor
            Charles Schwab
            & Co. Inc.
            San Francisco, California          25%                 0%

            Citigroup Global
            Markets Inc.
            New York, New York                 18%                 0%

            National Financial
            Services Corp.
            New York, New York                 15%                 0%

            Pershing LLC
            Jersey City, New Jersey            6%                  0%
--------------------------------------------------------------------------------
    Institutional
            SEI Private Trust Co.
            c/o Frost National Bank
            Oaks, Pennsylvania                 64%                 0%

            American Century
            Serv. Corp.
            Livestrong 2015 Portfolio
            Kansas City, Missouri              8%                  8%

            Commerce
            FBO Mori & Co.
            Kansas City, Missouri              7%                  0%
--------------------------------------------------------------------------------
    Advisor
            Charles Schwab
            & Co. Inc.
            San Francisco, California          74%                 0%

            Smith Barney 401K
            Advisor Group Citigroup
            Institutional Trust
            Somerset, New Jersey               5%                  0%
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of the fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of the trust's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. Although Charles Schwab & Co., Inc., San Francisco, CA, is
the record owner of more than 25% of the shares of the trust, it is not a control person because it is not the beneficial owner of such shares. The fund is unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of the trust. As of April 3, 2007, the officers and trustees of the fund, as a group, owned less than 1% of any class of the fund's outstanding shares.

------

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for the fund. Currently, JPMIM serves as the subadvisor for the fund. A description of the responsibilities of the advisor (ACIM or JPMIM) appears in the prospectus under the heading MANAGEMENT.

For the services provided to the fund, the advisor receives a unified management fee based on a percentage of the net assets of the fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading
MANAGEMENT in the fund's prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, the trust's fund is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the fund in each category are totaled
("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Trustees as the trust. Together, the Fund Category Assets and the Other Account Category Assets
comprise the "Investment Category Assets." The Investment Category Fee Rate is
then calculated by applying the fund's Investment Category Fee Schedule to the
Investment Category Assets and dividing the result by the Investment Category
Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR INTERNATIONAL BOND
CATEGORY ASSETS                                                       FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                      0.6100%
--------------------------------------------------------------------------------
Next $1 billion                                                       0.5580%
--------------------------------------------------------------------------------
Next $3 billion                                                       0.5280%
--------------------------------------------------------------------------------
Next $5 billion                                                       0.5080%
--------------------------------------------------------------------------------
Next $15 billion                                                      0.4950%
--------------------------------------------------------------------------------
Next $25 billion                                                      0.4930%
--------------------------------------------------------------------------------
Thereafter                                                            0.4925%
--------------------------------------------------------------------------------

------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
                           INVESTOR           ADVISOR           INSTITUTIONAL
                           CLASS              CLASS             CLASS
COMPLEX ASSETS             FEE RATE           FEE RATE          FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion         0.3100%            0.0600%           0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion          0.3000%            0.0500%           0.1000%
--------------------------------------------------------------------------------
Next $15 billion           0.2985%            0.0485%           0.0985%
--------------------------------------------------------------------------------
Next $25 billion           0.2970%            0.0470%           0.0970%
--------------------------------------------------------------------------------
Next $25 billion           0.2870%            0.0370%           0.0870%
--------------------------------------------------------------------------------
Next $25 billion           0.2800%            0.0300%           0.0800%
--------------------------------------------------------------------------------
Next $25 billion           0.2700%            0.0200%           0.0700%
--------------------------------------------------------------------------------
Next $25 billion           0.2650%            0.0150%           0.0650%
--------------------------------------------------------------------------------
Next $25 billion           0.2600%            0.0100%           0.0600%
--------------------------------------------------------------------------------
Next $25 billion           0.2550%            0.0050%           0.0550%
--------------------------------------------------------------------------------
Thereafter                 0.2500%            0.0000%           0.0500%
--------------------------------------------------------------------------------

On each calendar day, each class of the fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the fund pays a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of the fund during the previous month.

The management agreement between the trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the fund's Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the trustees of the fund who are not parties to the agreement, or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the fund's Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees or directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor or the subadvisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally.
A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and

------

funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the fund.

The subadvisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the subadvisor believes that such aggregation provides the best execution for the fund. The Board of Trustees has approved the policy of the advisor and subadvisor with respect to the aggregation of portfolio transactions.

Unified management fees incurred by the fund for the fiscal periods ended
December 31, 2006, 2005 and 2004, are indicated in the following table.

UNIFIED MANAGEMENT FEES
FUND                        2006                 2005                2004
--------------------------------------------------------------------------------
International Bond          $10,145,324          $9,511,642          $5,792,890
--------------------------------------------------------------------------------

SUBADVISOR

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently,
JPMorgan Investment Management, Inc. ("JPMIM") serves as subadvisor to the fund under a subadvisory agreement between ACIM and JPMIM dated August 1, 1997, that was approved by shareholders on July 30, 1997. This supersedes subadvisory agreements dated June 1, 1995, June 1, 1994 and December 31, 1991. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's trustees, including a majority of those trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the advisor, the Board of Trustees, or a majority of the fund's outstanding shareholder votes or 12 months' written notice by JPMIM and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that JPMIM will make investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the advisor pays JPMIM a monthly fee at an annual rate of 0.20% of the fund's average daily net assets up to $200 million; and 0.15% of average daily net assets over $200 million. Under the 1991 subadvisory agreement, the advisor paid JPMIM a monthly fee at an annual rate of
0.25% of average daily net assets up to $200 million, and 0.05% of average daily net assets in excess of $200 million, with a minimum annual fee of $250,000.

For the fiscal years ended December 31, 2006, 2005 and 2004, the advisor paid
JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES
--------------------------------------------------------------------------------
2006                                                                  $2,042,061
--------------------------------------------------------------------------------
2005                                                                  $1,921,553
--------------------------------------------------------------------------------
2004                                                                  $1,075,322
--------------------------------------------------------------------------------

------

PORTFOLIO MANAGER

The information provided under this heading has been provided by the subadvisor.

Other Accounts Managed

The portfolio manager also is responsible for the day-to-day management of other accounts, as indicated by the following table.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
                             REGISTERED        OTHER POOLED
                             INVESTMENT        INVESTMENT        OTHER
                             COMPANIES         VEHICLES(1)       ACCOUNTS(1)
--------------------------------------------------------------------------------
International Bond
--------------------------------------------------------------------------------
           Number of
           Other Accounts
Jon B.     Managed           3                 42                38
Jonsson   -----------------------------------------------------------------------
           Assets in
           Other Accounts
           Managed           $755.52 million   $19,097 million   $12,276 million
--------------------------------------------------------------------------------

(1)  TWO OF THE 42 OTHER POOLED INVESTMENT VEHICLES, TOTALING $26.87
     MILLION IN ASSETS, AND SIX OF THE 38 OTHER ACCOUNTS, TOTALING $2,685
     MILLION IN ASSETS, HAVE AN ADVISORY FEE THAT IS BASED ON THE PERFORMANCE OF
     THE ACCOUNT.

Potential Conflicts of Interest

The chart above shows the number, type and market value as of December 30, 2006, of the accounts other than the fund that are managed by the fund's portfolio manager. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing client portfolios of the subadvisor and its affiliates is organized according to investment strategies within asset classes.
Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

The subadvisor and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the fund or may receive compensation based in part on the performance of certain Similar
Accounts. This may create a potential conflict of interest for the subadvisor and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the subadvisor or its affiliates could be viewed as having a conflict of interest to the extent that the subadvisor or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the subadvisor's and its affiliates' employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities because of market factors or investment restrictions imposed upon the subadvisor and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the subadvisor or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The subadvisor and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the subadvisor's or its affiliates overall allocation of securities in that offering.

------

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the subadvisor or its affiliates manage accounts that engage in short sales of securities of the type in which the fund invests, the subadvisor could be seen as harming the performance of the fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the subadvisor may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the subadvisor or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of the subadvisor and its affiliates is to meet their fiduciary obligation with respect to all clients. The subadvisor and its affiliates have policies and procedures designed to manage the conflicts. The subadvisor and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMorgan's Codes of Ethics and JPMC's Code of Conduct. With respect to the allocation of investment opportunities, the subadvisor and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the subadvisor's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a DE MINIMIS allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the subadvisor or its affiliates may exclude small orders until 50% of the total order is completed.
Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the subadvisor and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the subadvisor so that fair and equitable allocation will occur over time.

Compensation

The subadvisor's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the subadvisor's business as a whole.

------

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the subadvisor. When these deferred amounts vest, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Securities

The fund's portfolio manager did not beneficially own any shares of the fund as of December 31, 2006, the fund's most recent fiscal year end.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the fund and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-payment agent for the fund out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 28.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC, and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the fund's shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 28. ACIS does not earn commissions for distributing the fund's shares.

Certain financial intermediaries unaffiliated with the distributor or the fund may perform various administrative and shareholder services for their clients who are invested in the fund. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the fund and its

------

performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City,
Missouri 64105, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri
64105, each serves as custodian of the fund's assets. State Street also performs certain investment accounting and recordkeeping functions on behalf of the fund.
The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP is the independent registered public accounting firm of the fund. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th
Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the fund, PricewaterhouseCoopers LLP provides services including:

(1)  auditing the annual financial statements for the fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

Under the management agreement between the fund and the advisor, and under the subadvisory agreement between the advisor and the subadvisor, the subadvisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The subadvisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The subadvisor may choose to purchase and sell portfolio securities from and to dealers who provide statistical and other information and services, including research, to the fund and to the subadvisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the subadvisor, and the expenses of the subadvisor will not necessarily be reduced as a result of the receipt of such supplemental information.

Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended December 31,
2004, 2005 and 2006, the fund did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, the fund listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                               VALUE OF
                                                               SECURITIES
                                BROKER, DEALER                 OWNED AS OF
FUND                            OR PARENT                      DECEMBER 31, 2006
--------------------------------------------------------------------------------
International Bond              Barclays Bank plc              $13,189,813
--------------------------------------------------------------------------------

------

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). The fund is a series of shares issued by the trust, and shares of the fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS
STRUCTURE which follows. Additional funds and classes may be added without a shareholder vote.

Voting rights are not cumulative, so that investors holding more than 50% of the trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of the fund have equal voting rights.

The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) the trustees by written notice to shareholders of that fund.

Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each fund or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

------

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the fund's prospectus. Pursuant to such plan, the fund may issue up to three classes of shares: an Investor Class,
Institutional Class and Advisor Class.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge those classes a lower total management fee. In addition to the management fee, however, Advisor Class shares are subject to an Advisor Class Plan described below. The plan has been adopted by the fund's Board of Trustees and initial shareholder in accordance with Rule
12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the fund's Advisor Class have approved and entered into an Advisor Class Plan. The plan is described below.

In adopting the plan, the Board of Trustees (including a majority of trustees who are not interested persons of the fund [as defined in the Investment Company
Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plan would benefit the fund and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the fund generally; and growing assets in an existing fund, which helps retain and attract investment management talent, provide a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the plan is presented to the Board of Trustees quarterly for its consideration in continuing the plan.
Continuance of the plan must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The plan may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plan will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Advisor Class Plan

As described in the prospectus, the fund's Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

------

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the fund's Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the Advisor Class Plan). Pursuant to
the Advisor Class Plan, the Advisor Class pays the fund's distributor a fee of
0.50% annually of the aggregate average daily asset value of the fund's Advisor
Class shares, 0.25% of which is paid for ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses. During the fiscal year ended
December 31, 2006, the aggregate amount of fees paid under the plan was
$290,242.

Payments may be made for a variety of shareholder services, including, but are not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners of shares (including contract owners of insurance products that utilize the fund as underlying investment media) and placing purchase, exchange and redemption orders with the fund's distributors;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from the fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to the fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.
During the fiscal year ended December 31, 2006, the amount of fees paid under the Advisor Class Plan for shareholder services was $145,121.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include, but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the fund's Advisor
     Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

------

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the trust and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 2006, the amount of fees paid under the Advisor Class Plan for distribution services was $145,121.

Payments to Dealers

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public
(including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such payments will not change the price paid by investors for shares of the fund.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the fund's prospectus. The prospectus is available to investors without charge and may be obtained by calling us.

American Century considers employer-sponsored retirement plans to include the following:

*  401(a) plans
*  pension plans
*  profit sharing plans
*  401(k) plans
*  money purchase plans
*  target benefit plans
*  Taft-Hartley multi-employer pension plans

------

*  SERP and "Top Hat" plans
*  ERISA trusts
*  employee benefit trusts
*  457 plans
*  KEOGH plans
*  employer-sponsored 403(b) plans (including self-directed)
*  nonqualified deferred compensation plans
*  nonqualified excess benefit plans
*  nonqualified retirement plans
*  SIMPLE IRAs
*  SEP IRAs
*  SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                    EMPLOYER-SPONSORED         TRADITIONAL AND
                                    RETIREMENT PLANS           ROTH IRAS
--------------------------------------------------------------------------------
Institutional Class shares
may be purchased                    Yes                        Yes
--------------------------------------------------------------------------------
Investor Class shares
may be purchased                    Yes                        Yes
--------------------------------------------------------------------------------
Advisor Class shares
may be purchased                    Yes                        Yes
--------------------------------------------------------------------------------

VALUATION OF THE FUND'S SECURITIES

All classes of the fund are offered at their net asset value, as described below. The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the NYSE), each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

The subadvisor typically completes its trading on behalf of the fund in various markets before the NYSE closes for the day. Foreign currency exchange rates also are determined prior to the close of the NYSE. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

------

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus an amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the fund's net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the fund's portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, the fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If the fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions from the fund in the same manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the fund on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividends you received on those shares.

As of December 31, 2006, the fund had the following capital loss carryover, which expires in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

------

CAPITAL LOSS CARRYOVER

FUND               2008    2009    2010    2011    2012    2013    2014
--------------------------------------------------------------------------------
International      -       -       -       -       -       -       ($9,602,222)
Bond
--------------------------------------------------------------------------------

Dividends and interest received by the fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by the fund will reduce its dividends distributions to investors.

If more than 50% of the value of the fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of the fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes, respectively. The fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to foreign currency, options, futures contracts or forward contracts. The fund's status

------

as a regulated investment company may limit its transactions involving foreign currency, futures, options and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the fund's investment company taxable income distributed to shareholders as ordinary income.

STATE AND LOCAL TAXES

Distributions by the fund also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The financial statements of the fund have been audited by PricewaterhouseCoopers
LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements included in the fund's annual report for the fiscal year ended December 31, 2006, are incorporated herein by reference.

------

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectus, the fund may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA      This is the highest rating assigned by S&P to a debt obligation.
         It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A        Debt rated A has a strong capacity to pay interest and repay principal, although it is some what more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB      Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
         conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB       Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B        Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC      Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
         B or B- rating.
--------------------------------------------------------------------------------
CC       Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C        The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D        Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.
         It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa      This is the highest rating assigned by Moody's to a debt obligation.
         It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from
         Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A        Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
         Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa      Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
         While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative
         characteristics.
--------------------------------------------------------------------------------
Ba       Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B        Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa      Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied
         B or B3 rating.
--------------------------------------------------------------------------------
Ca       Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C        This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch Investors Service, Inc.
---------------------------------------------------------------------------------
AAA      Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA       Debt rated in this category has a very low expectation of credit risk.
         Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A        Debt rated in this category has a low expectation of credit risk.
         Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB      Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB       Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------

------

Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
B            Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C   Debt rated in these categories has a real possibility for
             default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
             developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D   The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
             DDD obligations have the highest potential for recovery, around
             90%-100% of outstanding amounts and accrued interest. DD
             indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

             Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest
             prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated
             DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P     MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
A-1     Prime-1         This indicates that the degree of safety regarding
        (P-1)           timely payment is strong. Standard & Poor's rates
                        those issues determined to possess extremely strong
                        safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2     Prime-2         Capacity for timely payment on commercial paper is
        (P-2)           satisfactory, but the relative degree of safety is not
                        as high as for issues designated A-1. Earnings trends
                        and coverage ratios, while sound, will be more subject
                        to variation. Capitalization characteristics, while
                        still appropriated, may be more affected by external
                        conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3     Prime-3         Satisfactory capacity for timely repayment. Issues
        (P-3)           that carry this rating are somewhat more vulnerable to
                        the adverse changes in circumstances than obligations
                        carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P     MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
SP-1    MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                        protection from established cash flows of funds for
                        their servicing or from established and broad-based
                        access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2    MIG-2; VMIG-2   Notes are of high quality with margins of protection
                        ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3    MIG-3; VMIG-3   Notes are of favorable quality with all security
                        elements accounted for, but lacking the undeniable
                        strength of the preceding grades. Market access
                        for refinancing, in particular, is likely to be less
                        well established.
--------------------------------------------------------------------------------
SP-4    MIG-4; VMIG-4   Notes are of adequate quality carrying specific risk
                        but having protection and not distinctly or
                        predominantly speculative.
--------------------------------------------------------------------------------

------

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund, online at americancentury.com, by contacting us at one of the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan
*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-6441

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                    Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors      Financial Professionals, Insurance Companies
P.O. Box 419200                     P.O. Box 419786
Kansas City, Missouri 64141-6200    Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575      1-800-345-6488

SH-SAI-53334 0705

AMERICAN CENTURY INTERNATIONAL BOND FUNDS

PART C   OTHER INFORMATION

Item 23. Exhibits

     (a) (1) Amended and Restated  Agreement  and  Declaration  of Trust,  dated
March 26, 2004 (filed  electronically as Exhibit a to  Post-Effective  Amendment
No. 19 to the  Registration  Statement of the Registrant on April 29, 2004, File
No. 33-43321, and incorporated herein by reference).

         (2)  Amendment  No.  1  to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated June 14, 2004 (filed electronically as Exhibit a2 to
Post-Effective  Amendment No. 21 to the Registration Statement of the Registrant
on July 29, 2004, File No. 33-43321, and incorporated herein by reference).

         (3)  Amendment  No.  2  to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated March 8, 2007, is included herein.

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  22  to  the
Registration  Statement  of the  Registrant  on  February  17,  2005,  File  No.
33-43321, and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III, IV, V, VI and Article  VIII of  Registrant's  Amended and
Restated  Agreement  and  Declaration  of  Trust,  appearing  as  Exhibit  a  to
Post-Effective Amendment No. 19 to the Registration Statement of the Registrant;
and Article II, Article VII, Article VIII and Article IX of Registrant's Amended
and Restated Bylaws, incorporated by reference as Exhibit b herein.

     (d) (1)  Investment  Sub-Advisory  Agreement  with J.P.  Morgan  Investment
Management,  Inc., dated August 1, 1997 (filed  electronically  as Exhibit 5c to
Post-Effective  Amendment No. 10 to the Registration Statement of the Registrant
on September 30, 1997, File No. 33-43321, and incorporated herein by reference).

         (2) Amended and Restated  Management  Agreement  with American  Century
Investment Management, Inc., dated August 1, 2006, is included herein.

     (e) (1) Amended and Restated  Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated November 29, 2006 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 45 to the Registration  Statement of
American Century  Quantitative Equity Funds, Inc. on November 29, 2006, File No.
33-19589, and incorporated herein by reference).

         (2) Form of Dealer/Agency Agreement, is included herein.

     (f) Not applicable.

     (g) (1) Master  Agreement with Commerce Bank,  N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

         (2) Custodian and  Investment  Accounting  Agreement  with State Street
Bank and Trust Company,  dated May 27, 2005 (filed  electronically as Exhibit g6 to  Post-Effective  Amendment No. 27 to the  Registration  Statement of American
Century  Investment Trust on May 27, 2005, File No.  33-65170,  and incorporated herein by reference).

         (3) Amendment No. 1 to Custodian and  Investment  Accounting  Agreement
with State Street Bank and Trust  Company,  effective  September 30, 2005 (filed electronically  as  Exhibit  g8  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

         (4) Amendment No. 2 to Custodian and  Investment  Accounting  Agreement
with State  Street  Bank and Trust  Company,  effective  March 31,  2006  (filed electronically  as  Exhibit  g9  to  Post-Effective  Amendment  No.  32  to  the
Registration  Statement of American Century  Investment Trust on March 31, 2006,
File No. 33-65170, and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated as of August 1, 1997 (filed  electronically  as Exhibit 9 to
Post-Effective  Amendment No. 33 to the  Registration  Statement of the American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

         (2)  Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
American Century  Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

         (3)  Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

         (4)  Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

         (5)  Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

         (6)  Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

         (7)  Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

         (8)  Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc. on December 23, 2002,  File No.
333-46922, and incorporated herein by reference).

         (9)  Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

         (10)  Amendment No. 9 to the Transfer  Agency  Agreement  with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

         (11)  Amendment No. 10 to the Transfer  Agency  Agreement with American
Century Services, LLC, dated September 29, 2005 (filed electronically as Exhibit
h11 to Post-Effective Amendment No. 41 to the Registration Statement of American
Century  Quantitative  Equity  Funds,  Inc.  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

         (12)  Amendment No. 11 to the Transfer  Agency  Agreement with American
Century Services, LLC, dated March 30, 2006 (filed electronically as Exhibit h12 to  Post-Effective  Amendment No. 50 to the  Registration  Statement of American
Century  Municipal Trust on March 31, 2006, File No. 2-14213,  and  incorporated herein by reference).

         (13)  Amendment No. 12 to the Transfer  Agency  Agreement with American
Century Services, LLC, dated April 28, 2006 (filed electronically as Exhibit h13 to  Post-Effective  Amendment No. 43 to the  Registration  Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 28, 2006, File No. 33-19589,
and incorporated herein by reference).

         (14)  Amendment No. 13 to the Transfer  Agency  Agreement with American
Century Services,  LLC, dated November 29, 2006 (filed electronically as Exhibit
h14 to Post-Effective Amendment No. 46 to the Registration Statement of American
Century Quantitative Equity Funds, Inc. on November 29, 2006, File No. 33-19589,
and incorporated herein by reference).

         (15) Credit  Agreement  with JP Morgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

         (16) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  13,  2006  (filed electronically  as  Exhibit  h13  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  28,  2006,  File No.  2-82734,  and  incorporated  herein by reference).

         (17)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (i)  Opinion   and   Consent  of  Counsel,   dated  July  29,  2004  (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  21  to  the
Registration  Statement of the Registrant on July 29, 2004,  File No.  33-43321,
and incorporated herein by reference).

     (j) Consent of  PricewaterhouseCoopers  LLP, independent  registered public accounting firm, dated April 24, 2007, is included herein.

     (k) Not applicable.

     (l) Not applicable.

     (m) (1) Master Distribution and Shareholder  Services Plan (Advisor Class),
dated  August 1, 1997  (filed  electronically  as Exhibit  m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608,  and incorporated herein by reference).

         (2) Amendment to the Master Distribution and Shareholder  Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31,  2000,  File  No.2-94608,  and
incorporated herein by reference).

         (3) Amendment No. 1 to the Master Distribution and Shareholder Services
Plan (Advisor Class),  dated August 1, 2001 (filed  electronically as Exhibit m3 to  Post-Effective  Amendment No. 44 to the  Registration  Statement of American
Century  Government  Income  Trust  on July 31,  2001,  File  No.  2-99222,  and
incorporated herein by reference).

         (4) Amendment No. 2 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated December 3, 2001 (filed electronically as Exhibit m4 to  Post-Effective  Amendment No. 16 to the  Registration  Statement of American
Century  Investment  Trust  on  November  30,  2001,  File  No.  33-65170,   and
incorporated herein by reference).

         (5) Amendment No. 3 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated July 1, 2002 (filed  electronically as Exhibit m5 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2003,  File No.  2-94608,  and
incorporated herein by reference).

         (6) Amendment No. 4 to the Master Distribution and Shareholder Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

         (7) Amendment No. 5 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated July 29, 2005 (filed electronically as Exhibit m7 to
Post-Effective  Amendment  No.  51 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 28,  2005,  File  No.  2-99222,  and
incorporated herein by reference).

         (8) Amendment No. 6 to the Master Distribution and Shareholder Services
Plan (Advisor Class), dated September 29, 2005 (filed  electronically as Exhibit
m8 to Post-Effective  Amendment No. 41 to the Registration Statement of American
Century  Quantitative  Equity  Funds,  Inc.  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

     (n) (1) Amended and Restated  Multiple Class Plan,  dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

         (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91299,  and  incorporated  herein by reference).

         (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations Inc. on August 28, 2003, File No. 33-79482,  and incorporated herein by reference).

         (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

         (5)  Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

         (6)  Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

         (7)  Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,   Inc.  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

         (8)  Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

         (9)  Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

         (10)  Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

         (11) Amendment No. 10 to the Amended and Restated  Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

         (12) Amendment No. 11 to the Amended and Restated  Multiple Class Plan,
dated  March 30,  2006 (filed  electronically  as Exhibit n12 to  Post-Effective
Amendment No. 23 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2006, File No. 33-79482,  and incorporated herein by reference).

         (13) Amendment No. 12 to the Amended and Restated  Multiple Class Plan,
dated November 29, 2006 (filed  electronically  as Exhibit n13 to Post-Effective
Amendment No. 46 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on November 29, 2006, File No.  33-19589,  and  incorporated herein by reference).

     (o) Reserved.

     (p) (1) American Century  Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 41 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

         (2) J.P.  Morgan  Investment  Management,  Inc.  Code of Ethics  (filed electronically  as  Exhibit  p3  to  Post-Effective  Amendment  No.  20  to  the
Registration Statement of American Century Capital Portfolios, Inc. on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

         (3)  Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

     (q) (1) Power of  Attorney,  dated March 8, 2007 (filed  electronically  as
Exhibit q1 to Post-Effective  Amendment No. 11 to the Registration  Statement of
American  Century  Variable  Portfolios  II,  Inc. on April 11,  2007,  File No.
333-46922, and incorporated herein by reference).

         (2) Secretary's Certificate, dated March 13, 2007 (filed electronically as Exhibit q2 to Post-Effective  Amendment No. 11 to the Registration  Statement
of American  Century  Variable  Portfolios II, Inc. on April 11, 2007,  File No.
333-46922, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the  Registrant  also
serve,  in  substantially   identical   capacities,   the  following  investment
companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     As stated in Article VII, Section 3 of the Amended and Restated Declaration
of Trust,  incorporated  herein by reference to Exhibit (a1)to the  Registration
Statement,  "The Trustees  shall be entitled and empowered to the fullest extent permitted by law to purchase  insurance  for and to provide by  resolution or in the Bylaws for  indemnification  out of Trust assets for  liability  and for all expenses  reasonably  incurred  or paid or  expected  to be paid by a Trustee or officer in connection  with any claim,  action,  suit, or proceeding in which he becomes  involved by virtue of his capacity or former  capacity  with the Trust.
The   provisions,   including  any   exceptions   and   limitations   concerning
indemnification,  may be set forth in detail in the Bylaws or in a resolution of the Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein,  Article VI of the  Registrant's  Amended and Restated  Bylaws,  amended
August 26, 2004, and incorporated herein by reference as Exhibit b hereto.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and other Connections of Investment Advisor

     In addition to serving as the  Registrant's  investment  advisor,  American
Century Investment  Management,  Inc. provides portfolio management services for other  investment  companies  as well as for other  business  and  institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold  positions  with the Registrant are included under
"Management"  in the  Statement  of  Additional  Information  included  in  this registration statement. The remaining principal executive officers and directors of the advisor and their  principal  occupations  during the past 2 fiscal years are as follows:

          James E. Stowers, Jr. (Director).  Founder, Co-Chairman,  Director and
          Controlling  Shareholder,  American  Century  Companies,  Inc.  (ACC);
          Co-Vice Chairman,  ACC (January  2006-February  2007),  Chairman,  ACC
          (January 1995 to December  2004);  Director,  American  Century Global
          Investment  Management,  Inc. (ACGIM),  American Century Services, LLC
          (ACS), American Century Investment Services, Inc. (ACIS) and other ACC
          subsidiaries,   as  well  as  a  number  of  American  Century-advised
          investment companies.

          Enrique Chang (President, Chief Executive Officer and Chief Investment
          Officer  of  ACIM).  President,  Chief  Executive  Officer  and  Chief
          Investment   Officer,   ACGIM.   Also   serves  as  Chief   Investment
          Officer-International  Equity. Served as President and Chief Executive
          Officer, Munder Capital Management, 2002 to 2006.

     The principal address for all American Century entities other than ACGIM is
4500 Main Street,  Kansas City, MO 64111. The principal address for ACGIM is 666
Third Avenue, 23rd Floor, New York, NY 10017.

     The subadvisor for International Bond is J.P. Morgan Investment Management,
Inc. (JPMIM). Additional information about the business and other connections of
JPMIM is available in Part I of JPMIM's Form ADV and the schedules  thereto (SEC file number 801-21011).

Item 27. Principal Underwriters

I. (a)  American  Century  Investment  Services,  Inc.  (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal      Positions and Offices      Positions and Offices
Business Address*        with Underwriter            with Registrant
------------------------------------------------------------------------

James E. Stowers, Jr.   Director                      none

Jonathan S. Thomas      Director                      President and
                                                      Advisory Board
                                                      Member

Brian Jeter             President and Chief           none
                        Executive Officer

Jon W. Zindel           Senior Vice President         Tax Officer
                        and Chief Accounting Officer

David K. Anderson       Chief Financial Officer       none

Donna Byers             Senior Vice President         none

Mark Killen             Senior Vice President         none

David Larrabee          Senior Vice President         none

Barry Mayhew            Senior Vice President         none

David C. Tucker         Senior Vice President         none

Kristin E. Chandler     Chief Compliance Officer      none

--------------------
* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century  Investment  Management,  Inc., 4500 Main Street,
Kansas  City,  MO 64111  and 1665  Charleston  Road,  Mountain  View,  CA 94043;
American Century Services,  LLC, 4500 Main Street,  Kansas City, MO 64111; State
Street Bank and Trust Company, 801 Pennsylvania  Avenue,  Kansas City, MO 64105;
and Commerce Bank,  N.A.,  1000 Walnut,  Kansas City, MO 64105.  Certain records relating to the day-to-day  portfolio  management of International Bond are kept in the offices of the subadvisor,  J.P. Morgan Investment  Management,  Inc., 20
Finsbury Street, London EC2Y 9AQ United Kingdom.

Item 29. Management Services - Not  Applicable.

Item 30. Undertakings - Not  Applicable.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant  certifies that it meets all of the requirements for effectiveness of this Registration  Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended,  and has duly caused this Post Effective
Amendment  No. 25 to this  Registration  Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri, on the 30th day of April, 2007.

                          AMERICAN CENTURY INTERNATIONAL BOND FUNDS
                          (Registrant)

                          By: /*/
                              ------------------------------------------
                              Jonathan S. Thomas
                              President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                        Date
---------                         -----                        ----

*                             President and                 April 30, 2007
---------------------------   Trustee
Jonathan S. Thomas

*                             Vice President,               April 30, 2007
---------------------------   Treasurer and Chief
Robert J. Leach               Financial Officer

*                             Trustee                       April 30, 2007
---------------------------
John Freidenrich

*                             Trustee                       April 30, 2007
---------------------------
Ronald J. Gilson

*                             Trustee                       April 30, 2007
---------------------------
Kathryn A. Hall

*                             Trustee                       April 30, 2007
---------------------------
Myron S. Scholes

*                             Trustee                       April 30, 2007
---------------------------
John B. Shoven

*                             Trustee                       April 30, 2007
---------------------------
Jeanne D. Wohlers

*By  /s/  Christine J. Crossley
     ----------------------------------------
     Christine J. Crossley
     Attorney-in-Fact
     (pursuant to Power of Attorney
     dated March 8, 2007)

                                  EXHIBIT INDEX

EXHIBIT           DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (a)(3)    Amendment No. 2 to the Amended and Restated Agreement and
                  Declaration of Trust, dated March 8, 2007.

EXHIBIT (d)(2)    Amended and Restated Management Agreement with American
                  Century Investment Management, Inc., dated August 1, 2006.

EXHIBIT (e)(2)    Form of Dealer/Agency Agreement.

EXHIBIT (j)       Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated April 24, 2007.